CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedules of concentration of risk

	Year Ended December 31,
	2025		2024
Customer A	$2,122	43%	$1,796	41%
Customer B	$658	13%	$494	11%
Customer I	$546	11%	$8	-%

Schedules of long-lived assets by geographic areas

	December 31, 2025	December 31, 2024
United States	$174	$213
Foreign, principally in Europe	9	14
Property and equipment, net	$183	$227